Significant Accounting Policies (Schedule Of Depreciable Life) (Details)	12 Months Ended
Dec. 31, 2014
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.33%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation description	Over the shorter of the term of the lease or the life of the assets
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%